Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Innovations Trust
Entity Central Index Key	0001760567
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000209942
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class I
Trading Symbol	MOGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/MOGLX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/MOGLX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000
09/17	11,380	11,690	11,179
09/18	11,480	13,784	10,924
09/19	10,970	14,369	11,863
09/20	9,481	16,546	13,865
09/21	12,930	21,510	17,940
09/22	8,262	18,183	11,148
09/23	8,971	22,114	14,427
09/24	9,744	30,152	19,861
09/25	11,444	35,459	26,784

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (12/1/2016)
The Gabelli Media Mogul Fund - Class I	17.44%	3.84%	1.54%
S&P 500 Index	17.60%	16.47%	15.41%
MSCI AC World Communication Services Index	34.86%	14.08%	11.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,555,477
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (122,586)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,555,477 Number of Portfolio Holdings27 Portfolio Turnover Rate14% Management Fees$(122,586)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	13.2%
Warner Bros Discovery Inc.	10.3%
Liberty Media Corp.-Liberty Formula One	9.4%
Liberty Media Corp.-Liberty Live	8.9%
Grupo Televisa SAB	4.7%
Madison Square Garden Sports Corp.	4.5%
Live Nation Entertainment Inc.	4.5%
Liberty Broadband Corp.	5.4%
Liberty Global Ltd.	4.0%
Cie de L'Odet SE	3.9%

Portfolio Weighting (% of net assets)

Common Stocks	96.1%
U.S. Government Obligations	2.8%
Preferred Stocks	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	42.8%
Entertainment	23.4%
Telecommunications	12.6%
Television and Broadband Services	6.3%
Broadcasting	5.6%
Diversified Consumer Services	3.9%
U.S. Government Obligations	2.8%
Wireless Telecommunication Services	2.6%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/MOGLX/
C000236314
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class A
Trading Symbol	MLGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/MLGLX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/MLGLX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class A	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class A	The Gabelli Media Mogul Fund - Class A (includes sales charge)	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000	10,000
09/17	11,380	10,726	11,690	11,179
09/18	11,480	10,820	13,784	10,924
09/19	10,970	10,340	14,369	11,863
09/20	9,481	8,936	16,546	13,865
09/21	12,930	12,187	21,510	17,940
09/22	8,252	7,778	18,183	11,148
09/23	8,949	8,435	22,114	14,427
09/24	9,686	9,130	30,152	19,861
09/25	11,343	10,691	35,459	26,784

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (12/1/2016)
The Gabelli Media Mogul Fund - Class A	17.10%	3.65%	1.44%
The Gabelli Media Mogul Fund - Class A (includes sales charge)	10.37%	2.43%	0.76%
S&P 500 Index	17.60%	16.47%	15.41%
MSCI AC World Communication Services Index	34.86%	14.08%	11.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,555,477
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (122,586)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,555,477 Number of Portfolio Holdings27 Portfolio Turnover Rate14% Management Fees$(122,586)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	13.2%
Warner Bros Discovery Inc.	10.3%
Liberty Media Corp.-Liberty Formula One	9.4%
Liberty Media Corp.-Liberty Live	8.9%
Grupo Televisa SAB	4.7%
Madison Square Garden Sports Corp.	4.5%
Live Nation Entertainment Inc.	4.5%
Liberty Broadband Corp.	5.4%
Liberty Global Ltd.	4.0%
Cie de L'Odet SE	3.9%

Portfolio Weighting (% of net assets)

Common Stocks	96.1%
U.S. Government Obligations	2.8%
Preferred Stocks	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	42.8%
Entertainment	23.4%
Telecommunications	12.6%
Television and Broadband Services	6.3%
Broadcasting	5.6%
Diversified Consumer Services	3.9%
U.S. Government Obligations	2.8%
Wireless Telecommunication Services	2.6%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/MLGLX/
C000209943
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class I
Trading Symbol	PETZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/PETZX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/PETZX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$88	0.90%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000
09/18	10,350	11,791	11,524	10,293
09/19	8,964	12,292	10,500	12,027
09/20	13,223	14,154	10,540	12,964
09/21	17,248	18,401	15,566	14,434
09/22	10,654	15,554	11,908	14,421
09/23	12,298	18,917	12,972	15,481
09/24	16,908	25,793	16,443	19,401
09/25	16,263	30,333	18,212	19,500

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(3.81)%	4.23%	6.91%
S&P 500 Index	17.60%	16.47%	14.78%
Russell 2000 Index	10.76%	11.56%	6.57%
S&P 500 Consumer Staples	0.51%	8.51%	10.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,612,924
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ (123,700)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,612,924 Number of Portfolio Holdings29 Portfolio Turnover Rate21% Management Fees$(123,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chewy Inc.	9.5%
IDEXX Laboratories Inc.	8.4%
Zoetis Inc.	8.1%
CVS Group plc	7.0%
Elanco Animal Health Inc.	6.4%
Trupanion Inc.	5.4%
Phibro Animal Health Corp.	5.3%
Freshpet Inc.	4.8%
Amazon.com Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.6%
Preferred Stocks	0.8%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	23.2%
Pharmaceuticals	15.4%
Pet Products	13.9%
Pet Food and Nutrition	11.3%
Pet Services	10.6%
Diagnostics	8.4%
U.S. Government Obligations	5.6%
Consumer Products	4.8%
Other Industry sectors	8.3%
Other Assets and Liabilities (Net)	(1.5)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/PETZX/
C000236315
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class A
Trading Symbol	PETGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/PETGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/PETGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$113	1.15%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000	10,000
09/18	10,350	9,755	11,791	11,524	10,293
09/19	8,964	8,449	12,292	10,500	12,027
09/20	13,223	12,463	14,154	10,540	12,964
09/21	17,248	16,257	18,401	15,566	14,434
09/22	10,632	10,021	15,554	11,908	14,421
09/23	12,244	11,540	18,917	12,972	15,481
09/24	16,788	15,823	25,793	16,443	19,401
09/25	16,109	15,183	30,333	18,212	19,500

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(4.04)%	4.03%	6.77%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(9.56)%	2.80%	5.90%
S&P 500 Index	17.60%	16.47%	14.78%
Russell 2000 Index	10.76%	11.56%	6.57%
S&P 500 Consumer Staples	0.51%	8.51%	10.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,612,924
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ (123,700)
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,612,924 Number of Portfolio Holdings29 Portfolio Turnover Rate21% Management Fees$(123,700)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Chewy Inc.	9.5%
IDEXX Laboratories Inc.	8.4%
Zoetis Inc.	8.1%
CVS Group plc	7.0%
Elanco Animal Health Inc.	6.4%
Trupanion Inc.	5.4%
Phibro Animal Health Corp.	5.3%
Freshpet Inc.	4.8%
Amazon.com Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.6%
Preferred Stocks	0.8%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	23.2%
Pharmaceuticals	15.4%
Pet Products	13.9%
Pet Food and Nutrition	11.3%
Pet Services	10.6%
Diagnostics	8.4%
U.S. Government Obligations	5.6%
Consumer Products	4.8%
Other Industry sectors	8.3%
Other Assets and Liabilities (Net)	(1.5)%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/PETGX/